Deferred tax (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses, notional interest deduction and other tax benefits	€ 0	€ 109	€ 906
Amortization development assets and other intangible assets	304	227	186
Deferred revenue	0	0	0
Depreciation property, plant and equipment	0	0	0
Borrowing cost	0	0	0
Financial leasings	0	0	0
Inventory	0	0	0
Other non-current assets	0	0	0
Total deferred tax assets	304	336	1,092
Property, plant and equipment	(698)	(452)	(363)
Intangible assets	(6,247)	(873)	(1,705)
Tax losses, notional interest deduction and other tax benefits	0	0	0
Total deferred tax liabilities	(7,006)	(1,325)	(2,068)
Total deferred tax income (loss)	0	0	0
Increase (decrease) in deferred tax assets liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses, notional interest deduction and other tax benefits	0	0	0
Amortization development assets and other intangible assets	0	0	0
Deferred revenue	0	0	0
Depreciation property, plant and equipment	0	0	0
Borrowing cost	0	0	0
Financial leasings	0	0	0
Inventory	0	0	0
Other non-current assets	0	0	0
Total deferred tax assets	(32)	(756)	860
Property, plant and equipment	0	0	0
Intangible assets	0	0	0
Tax losses, notional interest deduction and other tax benefits	0	0	0
Total deferred tax liabilities	616	744	(98)
Total deferred tax income (loss)	€ 584	€ (12)	€ 762